February 21, 2013

TOUCHSTONE INVESTMENT TRUST

Core Bond Fund

High Yield Fund

Institutional Money Market Fund

Money Market Fund

Supplement to the Statement of Additional Information Dated January 30, 2013

In the section, “Trustees and Officers”, the following replaces the information relating to the Independent Trustees:

Independent Trustees:

Name Address Year of Birth	Position Held with Trust	Term of Office And Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen in the Touchstone Fund Complex(3)	Other Directorships Held During Past 5 Years (4)
Phillip R. Cox 105 East Fourth Street Cincinnati, OH Year of Birth: 1947	Trustee	Until retirement at age 75 or until he resigns or is removed. Trustee since 1999.	President and Chief Executive Officer of Cox Financial Corp. (a financial services company).	58

Director of Cincinnati Bell (a communications company), Bethesda Inc. (a hospital), Timken Co. (a manufacturing company), Diebold (a technology solutions company), and Ohio Business Alliance for Higher Education. Director of Duke Energy from 1994 — 2008.

H. Jerome Lerner c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1938	Trustee	Until retirement at age 75 or until he resigns or is removed. Trustee since 1989.	None	58	BASCO Shower Enclosures (a design and manufacturing company) from 2000 to present; Hebrew Union College- Jewish Institute of Religion from 1990 to present.
Donald C. Siekmann c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1938	Trustee	Until retirement at age 75 or until he resigns or is removed. Trustee since 2005.	Executive for Duro Bag Manufacturing Co. (a bag manufacturer) from 2003 -2008.	58	Riverfront Mutual Funds (until 2008).
John P. Zanotti c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1948	Trustee	Until retirement at age 75 or until he resigns or is removed. Trustee since 2002.	Chairman of Integrated Media Technologies (a media company) from 2007 to present.	58	Cincinnati Children’s Hospital from 1994-2010.

Independent Trustees:

Name Address Year of Birth	Position Held with Trust	Term of Office And Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen in the Touchstone Fund Complex(3)	Other Directorships Held During Past 5 Years (4)
Susan J. Hickenlooper c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1946	Trustee	Until retirement at age 75 or until she resigns or is removed. Trustee since 2009.	Financial Analyst for Impact 100 (Charitable Organization) from 11/2012 to present.	58

Trustee of Gateway

Trust (a mutual fund)

from 2006 - 2009,

Trustee of Cincinnati

Parks Foundation (a charitable organization) from 2000 to present, Trustee of Episcopal Retirement Homes Foundation from 1998-2011.

(1)

Ms. McGruder, as a director of the Advisor and the Distributor, and an officer of affiliates of the Advisor and the Distributor, is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

(2)	Each Trustee is elected to serve until the age of 75 or until he or she sooner resigns or is removed.
(3)

The Touchstone Fund Complex consists of 4 series of the Trust, 3 series of Touchstone Tax-Free Trust, 22 series of Touchstone Strategic Trust, 11 variable annuity series of Touchstone Variable Series Trust, 17 series of Touchstone Funds Group Trust, and 1 series of Touchstone Institutional Funds Trust.

(4)	Each Trustee is also a Trustee of Touchstone Tax-Free Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust, and Touchstone Institutional Funds Trust.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Ph: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-55-TINT-SAI-S1-1302